Intangible assets (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Reconciliation of changes in intangible assets other than goodwill [abstract]
Beginning balance	$ (37,984)	$ (25,312)	$ (16,696)
Ending balance	(48,705)	(37,984)	(25,312)
Cost:
Reconciliation of changes in intangible assets other than goodwill [abstract]
Beginning balance	(66,103)	(46,189)	(31,555)
Additions/Amortization	18,909	19,747	14,640
Disposals, Cost (Depreciation and impairment)	(2,441)	0	(14)
Exchange difference	(234)	167	8
Ending balance	(82,337)	(66,103)	(46,189)
Depreciation and impairment:
Reconciliation of changes in intangible assets other than goodwill [abstract]
Beginning balance	28,119	20,877	14,859
Additions/Amortization	8,033	7,051	6,018
Provision for impairment	3	148
Disposals, Cost (Depreciation and impairment)	2,441		8
Exchange difference	(82)	43	8
Ending balance	33,632	28,119	20,877
Capitalized development costs
Reconciliation of changes in intangible assets other than goodwill [abstract]
Beginning balance	(29,385)	(13,548)	(8,982)
Ending balance	(40,618)	(29,385)	(13,548)
Capitalized development costs | Cost:
Reconciliation of changes in intangible assets other than goodwill [abstract]
Beginning balance	(35,095)	(16,798)	(10,737)
Additions/Amortization	13,808	18,297	6,061
Disposals, Cost (Depreciation and impairment)	0	0	0
Exchange difference	0	0	0
Ending balance	(48,903)	(35,095)	(16,798)
Capitalized development costs | Depreciation and impairment:
Reconciliation of changes in intangible assets other than goodwill [abstract]
Beginning balance	5,710	3,250	1,755
Additions/Amortization	2,575	2,460	1,495
Provision for impairment	0	0
Disposals, Cost (Depreciation and impairment)	0		0
Exchange difference	0	0	0
Ending balance	8,285	5,710	3,250
Licenses
Reconciliation of changes in intangible assets other than goodwill [abstract]
Beginning balance	(8,599)	(11,764)	(7,714)
Ending balance	(8,087)	(8,599)	(11,764)
Licenses | Cost:
Reconciliation of changes in intangible assets other than goodwill [abstract]
Beginning balance	(31,008)	(29,391)	(20,818)
Additions/Amortization	5,101	1,450	8,579
Disposals, Cost (Depreciation and impairment)	(2,441)	0	(14)
Exchange difference	(234)	167	8
Ending balance	(33,434)	(31,008)	(29,391)
Licenses | Depreciation and impairment:
Reconciliation of changes in intangible assets other than goodwill [abstract]
Beginning balance	22,409	17,627	13,104
Additions/Amortization	5,458	4,591	4,523
Provision for impairment	3	148
Disposals, Cost (Depreciation and impairment)	2,441		8
Exchange difference	(82)	43	8
Ending balance	$ 25,347	$ 22,409	$ 17,627